Major commitments and contingencies (Details 2) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Loss Contingency Accrual [Roll Forward]
Loss Contingency Accrual Increase US			1
Loss Contingency Accrual Reduction US	20	11
D. Environmental matters
Approximate number of identified sites for which the Company is or may be liable for remediation costs	255
Approximate number of sites for which the Company has been notified that it is a potentially responsible party for study and cleanup costs	10
Provision for specific environmental sites [Abstract]
Balance January 1	119	123	152
Accruals and other	11	12	(4)
Foreign Exchange Environmental	3	2	(1)
Payments	(19)	(18)	(24)
Balance December 31	114	119	123
Current portion, balance December 31	45	41	31
Anticipated environmental liability disbursement time frame (in years)	5
Regulatory Compliance [Abstract]
Environmental operating expenses	20	18	16
Environmental capital expenditures	19	10	13
Personal Injury And Other Claims Provision [Member] | Canada [Member]
C. Contingencies
Management's assessment of loss contingency from personal injury	Employee injuries are governed by the workers’ compensation legislation in each province whereby employees may be awarded either a lump sum or a future stream of payments depending on the nature and severity of the injury. As such, the provision for employee injury claims is discounted. In the provinces where the Company is self-insured, costs related to employee work-related injuries are accounted for based on actuarially developed estimates of the ultimate cost associated with such injuries, including compensation, health care and third-party administration costs. A comprehensive actuarial study is generally performed at least on a triennial basis. For all other legal actions, the Company maintains, and regularly updates on a case-by-case basis, provisions for such items when the expected loss is both probable and can be reasonably estimated based on currently available information.
Loss Contingency Accrual [Roll Forward]
Balance January 1	210	209	199
Accruals and other	28	38	55
Payments	(35)	(37)	(45)
Balance December 31	203	210	209
Current portion, balance December 31	28	31	39
Loss Contingency Accrual Reduction Canada	2
Personal Injury And Other Claims Provision [Member] | U.S. [Member]
C. Contingencies
Management's assessment of loss contingency from personal injury	Personal injury claims by the Company’s employees, including claims alleging occupational disease and work-related injuries, are subject to the provisions of the Federal Employers’ Liability Act (FELA). Employees are compensated under FELA for damages assessed based on a finding of fault through the U.S. jury system or through individual settlements. As such, the provision is undiscounted. With limited exceptions where claims are evaluated on a case-by-case basis, the Company follows an actuarial-based approach and accrues the expected cost for personal injury, including asserted and unasserted occupational disease claims, and property damage claims, based on actuarial estimates of their ultimate cost. A comprehensive actuarial study is performed annually. For employee work-related injuries, including asserted occupational disease claims, and third-party claims, including grade crossing, trespasser and property damage claims, the actuarial valuation considers, among other factors, the Company’s historical patterns of claims filings and payments. For unasserted occupational disease claims, the actuarial study includes the projection of the Company’s experience into the future considering the potentially exposed population. The Company adjusts its liability based upon management’s assessment and the results of the study. On an ongoing basis, management reviews and compares the assumptions inherent in the latest actuarial study with the current claim experience and, if required, adjustments to the liability are recorded.
Loss Contingency Accrual [Roll Forward]
Balance January 1	106	105	111
Accruals and other	2	18	31
Foreign Exchange PIR	9	7	(3)
Payments	(22)	(24)	(34)
Balance December 31	95	106	105
Current portion, balance December 31	20	14	43